Common Stock	12 Months Ended
Apr. 30, 2013
Common Stock [Abstract]
Common Stock
NOTE 4 – Common Stock

On November 02, 2006, Sunrise issued 1,500,000 common founder shares to its chief executive officer for $10,000 cash.

On December 02, 2006, Sunrise issued 50,000 common shares to pay for the website development costs valued at $5,000.

From January 2007 to May 2007, Sunrise issued 413,000, common shares to raise $41,300 from a private placement of securities.

On October 19, 2007, Sunrise issued 100,000 common shares valued at $0.10 per share for services to Island Stock Transfer, for account setup and stock transfer services.

On February 06, 2008, Sunrise issued 94,830 common shares to pay for accrued interest on note payable as of January 31, 2008 totaling $9,483.

On March 26, 2008, Sunrise issued 1,200,000 common shares to as stock award to its president for his services in 2008 valued at $120,000.